The UBS Funds

Prospectus Supplement

•	UBS Dynamic Alpha Fund
•	UBS Global Allocation Fund
•	UBS International Sustainable Equity Fund
•	UBS U.S. Large Cap Equity Fund
•	UBS U.S. Small Cap Growth Fund
•	UBS Municipal Bond Fund
•	UBS Total Return Bond Fund

March 1, 2017

Dear Investor,

The purpose of this supplement is to update the Prospectus of the above listed series of The UBS Funds, dated October 28, 2016, as supplemented, as follows:

1.
Andreas Koester and Jonathan Davies no longer serve as portfolio managers for the UBS Dynamic Alpha Fund and UBS Global Allocation Fund.  Nathan Shetty and José Ignacio Andrés will assume portfolio management responsibilities for the UBS Dynamic Alpha Fund.   The remaining portfolio manager, Philip Brides, and Gian Plebani will assume portfolio management responsibilities for the UBS Global Allocation Fund.

Therefore, the bullets under the heading "UBS Dynamic Alpha Fund-Fund summary" and the sub-heading "Portfolio managers" on page 8 of the Prospectus are deleted in their entirety and replaced by the following:

•	Nathan Shetty, portfolio manager of the Fund since March 2017.
•	José Ignacio Andrés, portfolio manager of the Fund since March 2017.

The first and second bullets under the heading "UBS Global Allocation Fund-Fund summary" and the sub-heading "Portfolio managers" on page 14 of the Prospectus are deleted in their entirety and the following is added:

•	Gian Plebani, portfolio manager of the Fund since March 2017.

Additionally, the second through seventh paragraphs under the heading "Additional information" and the sub-heading "Management-Portfolio management" on page 83 of the Prospectus are deleted in their entirety and replaced by the following:

UBS Dynamic Alpha Fund

Nathan Shetty and José Ignacio Andrés are the lead portfolio managers for the UBS Dynamic Alpha Fund. As portfolio managers, Messrs. Shetty and Andrés have responsibility for allocating the portfolio among the various asset classes and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives. The team members have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests, which aids in research and idea generation. Messrs. Shetty and Andrés also have access to certain members of the fixed-income and equities investment management teams, each of whom may be at certain times (at the discretion of the lead portfolio managers) allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection and portfolio construction. Information about Messrs. Shetty and Andrés is provided below.

Nathan Shetty is Co-Head of Portfolio Management, Investment Solutions and is an Executive Director at UBS Asset Management.  Mr. Shetty has been at UBS Asset Management since 2014. Prior to joining UBS Asset Management, Mr. Shetty was a Managing Director at Mesirow Financial, where he was Head of the Investment Solutions Group and a portfolio manager. Prior to joining Mesirow Financial, Mr. Shetty held various research and portfolio management roles at Mountain Pacific Group and Pareto Partners. Mr. Shetty has been a portfolio manager of the Fund since March 2017.

José Ignacio Andrés is a portfolio manager on the Investment Solutions team, based in Zurich, and a Director at UBS Asset Management.  He is also a member of the Investment Committee.  Mr. Andrés has been at UBS Asset Management since 2008. Prior to joining UBS Asset Management, Mr. Andrés was a space scientist working in cooperation with the European Space Agency and the National Aeronautics and Space Administration. Mr. Andrés has been a portfolio manager of the Fund since March 2017.

UBS Global Allocation Fund
Philip Brides and Gian Plebani are the lead portfolio managers for the UBS Global Allocation Fund. As portfolio managers for the fund, Messrs. Brides and Plebani have responsibility for allocating the portfolio among the various asset classes and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives. Messrs. Brides and Plebani have access to certain members of the fixed-income and equities investment management teams, each of whom may be allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Information about Messrs. Brides and Plebani is provided below.

Philip Brides is Co-Head of Portfolio Management, Investment Solutions and a Managing Director at UBS Asset Management. Mr. Brides has been at UBS Asset Management since 2014. Prior to joining UBS Asset Management, Mr. Brides worked at BlackRock where he was responsible for managing global tactical asset allocation mandates for retail and institutional investors and, prior to that, was Co-Head of BlackRock's dynamic diversified growth strategy. Mr. Brides has been a portfolio manager of the Fund since 2014.

Gian Plebani is a portfolio manager on the Investment Solutions team, based in Zurich, and an Associate Director at UBS Asset Management. Mr. Plebani is also a member of the Investment Committee.  Mr. Plebani has been at UBS Asset Management since 2014, and UBS Wealth Management since 2013. Mr. Plebani has been a portfolio manager of the Fund since March 2017.

2.	The Prospectus is also being supplemented to include an additional category of shareholders eligible to purchase Class P shares of each series of The UBS Funds.

Therefore, the following sentence is added immediately after the last bullet of the first paragraph under the heading "Managing your fund account" and the sub-heading "Class P shares" on page 75 of the Prospectus:

•
A prior investor in a series of the UBS Relationship Funds that was an investor of such series on the date that the UBS Relationship Funds' series liquidated, as long as such investor establishes an account in the investor's name directly at the Fund's transfer agent within thirty days of such liquidation and purchases a minimum intial amount of $100,000.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-877

The UBS Funds

Prospectus Supplement

•	UBS Emerging Markets Equity Fund

March 1, 2017

Dear Investor,

The purpose of this supplement to the Prospectus of the UBS Emerging Markets Equity Fund series of The UBS Funds dated October 28, 2016 is to include an additional category of shareholders that is eligible to purchase Class P shares.

Therefore, the following sentence is added immediately after the last bullet of the first paragraph under the heading "Managing your fund account" and the sub-heading "Class P shares" on page 16 of the Prospectus:

•
A prior investor in a series of the UBS Relationship Funds that was an investor of such series on the date that the UBS Relationship Funds' series liquidated, as long as such investor establishes an account in the investor's name directly at the Fund's transfer agent within thirty days of such liquidation and purchases a minimum intial amount of $100,000.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Funds

Supplement to the Statement of Additional Information

•	UBS Dynamic Alpha Fund
•	UBS Global Allocation Fund

March 1, 2017

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information ("SAI") of the UBS Dynamic Alpha Fund and UBS Global Allocation Fund series of The UBS Funds, dated October 28, 2016, as supplemented, as follows:

Andreas Koester and Jonathan Davies no longer serve as portfolio managers for the UBS Dynamic Alpha Fund and UBS Global Allocation Fund.  Nathan Shetty and José Ignacio Andrés will assume portfolio management responsibilities for the UBS Dynamic Alpha Fund.   The remaining portfolio manager, Philip Brides, and Gian Plebani will assume portfolio management responsibilities for the UBS Global Allocation Fund.

Therefore, all references to Messrs. Koester and Davies in the SAI are hereby deleted in their entirety.

In addition, on page 76 of the SAI, the following information is added under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers":
	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Nathan Shetty ##	0	$0	0	$0	0	$0

(UBS Dynamic Alpha Fund)
José Ignacio Andrés## (UBS Dynamic Alpha Fund)	0	$0	0	$0	0	$0
Gian Plebani## (UBS Global Allocation Fund)	0	$0	0	$0	0	$0
##	Messrs. Shetty, Andrés, and Plebani became portfolio managers of the Funds listed below their name on March 1, 2017. Information for Messrs. Shetty, Andrés, and Plebani is as of February 28, 2017.

In addition, on page 78 of the SAI, the following information is added under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers":

Portfolio Manager/Fund	Range of shares owned
Nathan Shetty# UBS Dynamic Alpha Fund	None
José Ignacio Andrés# UBS Dynamic Alpha Fund	None
Gian Plebani# UBS Global Allocation Fund	None
#	Messrs. Shetty, Andrés, and Plebani became portfolio managers of the Funds listed below their name on March 1, 2017. Information for Messrs. Shetty, Andrés, and Plebani is as of February 28, 2017.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-878